Acquisitions - Schedule of Purchase Price Allocation (Details) - Chevron Asset Acquisition $ in Thousands		5 Months Ended
	Nov. 30, 2020 USD ($)	Nov. 30, 2020 USD ($)
Business Acquisition [Line Items]
Payment for acquisition	$ 701,985
Settlement of pre-existing relationships	6,645
Total consideration	708,630	$ 735,000
Prepaid expenses and other	10,583	10,583
Net property, plant and equipment	725,319	725,319
Other assets	97,247	97,247
Amount attributable to assets acquired	833,149	833,149
Accounts payable	3,347	3,347
Other current liabilities	18,410	18,410
Deferred income taxes	951	951
Other liabilities and credits	101,811	101,811
Amount attributable to liabilities assumed	$ 124,519	$ 124,519